February 1, 2022

DREYFUS GOVERNMENT CASH MANAGEMENT FUNDS

Dreyfus Government Cash Management

BoldSM Shares

Supplement to Current Summary Prospectus and Prospectus

Bold shares of the fund are not currently being offered.

6356STK0222

February 1, 2022

DREYFUS GOVERNMENT CASH MANAGEMENT FUNDS

Dreyfus Government Cash Management

BoldSM Shares

Supplement to Current Statement of Additional Information

Bold shares of the fund are not currently being offered.

GRP1-SAISTK-0222